RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due to related parties comprised of amounts payable to purchase of raw materials and others

	At December 31,
	2018	2019
Due from ReneSola Singapore (1)and its subsidiaries	$20,779,022	$19,107,981
Allowance for doubtful accounts (2)	—	(4,308,679)
Due from ReneSola Singapore (1)and its subsidiaries, net	20,779,022	14,799,302

Due to ReneSola Singapore (1)and its subsidiaries	44,018,006	17,546,934

Due to related party balances, net	$23,238,984	$2,747,632

Schedule of related party transactions

	Years ended December 31,
	2017	2018	2019
Purchase of modules from	$33,238,377	$12,466,413	$2,534,750
Rendering of service to	868,158	5,168,278	834,875
Borrowing from (3)	11,343,739	17,273,194	793,269
Lending to (4)	1,624,261	—	—
Acquire project companies from (5)	$—	$11,286,840	$—
(1)

After the disposal of the discontinued business in September 2017, ReneSola Singapore Pte., Ltd and its subsidiaries becomes the related party of the Company that both ReneSola Singapore and the Company are under common control of Mr. Li. The balances due from ReneSola Singapore and its subsidiaries were mainly rendering service to them. The balances due to ReneSola Singapore and its subsidiaries were mainly modules, raw materials that the Company purchased from them and borrowings from them.

(2)	Allowances for doubtful accounts represented long-aging receivable balances from ReneSola Singapore Pte., Ltd and its subsidiaries which the Company deemed there was a credit risk of such balances.
(3)

It represented the borrowings under a loan agreement between the Company (“borrower”) and ReneSola Singapore (the “lender”). The lender grants to the borrower a loan in the principal amount of up to US$200 million with annual interest rate of 1%. There is no fixed repayment schedule of this loan. For such loans during 2019, total principal additions were $0.79 million.

(4)	It represented the loan borrowed by ReneSola Singapore’s subsidiaries bearing no interest. There is no fixed repayment schedule of this loan.
(5)

In 2018, the Company acquired certain project companies from ReneSola Zhejiang Ltd. and ReneSola Jiangsu Ltd. for total cash consideration of $11.29 million for power generation purpose, which constituted an asset purchase. Total net assets of the companies acquired were $11.29 million.